Property and Equipment - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Laboratory and manufacturing equipment
Property, plant and equipment
Property and equipment, net	$ 433	$ 1,221
Furniture and fixtures
Property, plant and equipment
Property and equipment, net	221	375
Computer equipment and software
Property, plant and equipment
Property and equipment, net	0	23
Leasehold improvements
Property, plant and equipment
Property and equipment, net	6,414	7,917
Construction in progress
Property, plant and equipment
Property and equipment, net	0	1
Property and equipment, net	$ 7,069	$ 9,536